Stock-Based Compensation - Schedule of Information Related to the Stock Award (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2024 USD ($) shares
Schedule of Information Related to the Stock Award [Abstract]
Shares, Share award issued			182,432	182,432
Value of Shares , Share award issued			$ 93,389	$ 68,357